Financial expense, net	9 Months Ended
Sep. 30, 2022
Financial expense, net [Abstract]
Financial expense, net
Note 19. - Financial expense, net
Financial income and expense
The following table sets forth financial income and expenses for the nine-month periods ended September 30, 2022 and 2021:

	For the nine-month period ended September 30,
	2022	2021
Financial income	($ in thousands)
Interest income from loans and credits	1,143	1,549
Interest rate gains on derivatives: cash flow hedges	2,224	299
Total	3,367	1,848

	For the nine-month period ended September 30,
	2022	2021
Financial expense	($ in thousands)
Interest on loans and notes	(211,484)	(232,065)
Interest rates losses derivatives: cash flow hedges	(32,821)	(44,935)
Total	(244,305)	(277,000)

Interest on loans and notes primarily include interest on corporate and project debt.
Losses from interest rate derivatives designated as cash flow hedges primarily correspond to transfers from equity to financial expense when the hedged item impacts the consolidated income statement.
Net exchange differences
Net exchange differences primarily correspond to realized and unrealized exchange gains and losses on transactions in foreign currencies as part of the normal course of business of the Company and to the increase in value of the currency options of the Company (Note 9).

Other financial income and expenses
The following table sets out Other financial income and expenses for the nine-month periods ended September 30, 2022, and 2021:

	For the nine-month period ended September 30,
Other financial income / (expenses)	2022	2021
	($ in thousands)
Other financial income	18,790	35,355
Other financial losses	(16,582)	(13,671)
Total	2,208	21,684

Other financial income in the nine-month period ended September 30, 2022, include $6.2 million of income for non-monetary change to the fair value of derivatives of Kaxu for which hedge accounting is not applied ($5.6 million for the nine-month period ended September 30, 2021), and $6.8 million income ($13.9 million income for the nine-month period ended September 30, 2021) further to the change in the fair value of the conversion option of the Green Exchangeable Notes since December 2021 (Note 14). Residual items primarily relate to interest on deposits and loans, including non-monetary changes to the amortized cost of such loans.
Other financial losses primarily include guarantees and letters of credit, other bank fees and other minor financial expenses.